Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic and diluted:
Net loss attributable to Greenbacker Renewable Energy Company LLC	$ 11,320,000	$ (33,668,000)	$ (16,006,000)	$ (49,254,000)	$ (194,645,000)	$ (242,300,000)	$ (79,471,000)
Weighted average common shares outstanding used in computing net loss per share—basic (in shares)	199,271	199,192	199,328	199,262	199,383	199,313	199,293
Weighted average common shares outstanding used in computing net loss per share—diluted (in shares)	201,000	199,192	199,328	199,262	199,383	199,313	199,293
Net income (loss) per share—basic (in dollars per share)	$ 0.06	$ (0.17)	$ (0.08)	$ (0.25)	$ (0.98)	$ (1.22)	$ (0.40)
Net income (loss) per share—diluted (in dollars per share)	$ 0.06	$ (0.17)	$ (0.08)	$ (0.25)	$ (0.98)	$ (1.22)	$ (0.40)